Summary of Significant Accounting Policies: Deferred Policy Acquisition Costs (Detail) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Prepaid Insurance	$ 214,889	$ 238,235	$ 0